Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	23,293,586	21,210,445	16,967,244
Common stock, shares outstanding	23,293,586	21,210,445	16,967,244
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock - Series B, stated value	$ 1,000	$ 1,000	$ 1,000
Preferred stock - Series B, liquidation preference	$ 5,659,000	$ 5,679,000	$ 5,739,000
Preferred stock, shares issued	5,659	5,679	5,739
Preferred stock, shares outstanding	5,659	5,679	5,739